LEPERCQ-ISTEL FUND

                              FIRST-QUARTER REPORT

                                 MARCH 31, 2000

[LOGO OMITTED]
1675 Broadway
New York, NY  10019
(212)698-0749
(800)497-1141


This report is issued for the information of shareholders of Lepercq-Istel Fund, and is not authorized for distribution to prospective investors in the Fund unless accompanied by the currently effective prospectus dated April 28, 2000.

LEPERCQ-ISTEL FUND
--------------------------------------------------------------------------------

May 15, 2000

Dear Shareholders:

The performance of your Fund for first quarter 2000, along with some relevant comparative benchmarks, is shown in the table below.

                                       FIRST QUARTER
                                           2000
         Lepercq-Istel Fund               0.74 %
         Lipper Multi-Cap Core            5.39 %
         Standard & Poor's 500            2.29 %

The U.S. economy continues to exhibit considerable momentum allowing most companies to report strong profit growth. However, monetary tightening by the Federal Reserve and an uptick in inflation have applied increasing tension on the investment environment. These threats require close monitoring though they do not yet suggest an imminent end to the current economic cycle.

The leading drivers in business have not changed. These continue to be investments in technology for productivity enhancement and the evolution of the internet into a platform for commerce.

Our investment approach remains unchanged. We continue to seek companies with great business potential run by exceptional management. We are very comfortable with the stocks we currently own and are seeing many other dynamic companies approach price levels that should prove to be very rewarding entry points for the long-term investor.

Recent market volatility has led us to hold a higher than normal cash position. This reduces the potential for further losses should the market continue to weaken, and give us the flexibility to move quickly into stocks when appropriate opportunities present themselves.

Sincerely,

/s/ Tsering Ngudu                     /s/ Jerry Getsos
Tsering Ngudu                         Jerry Getsos
President and Portfolio Manager       Executive Vice President
                                      and Portfolio Manager

            Past performance is not predictive of future performance


LEPERCQ-ISTEL FUND
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PERFORMANCE (UNAUDITED) FOR THE THREE MONTHS ENDED MARCH 31, 2000


         Net Asset Value per Share, December 31, 1999               $25.57

         Distribution during the Period:                              None

         Net Asset Value per Share, March 31, 2000                  $25.76

         Total Return, Year to Date                                  0.74%


            Past performance is not predictive of future performance.


LEPERCQ-ISTEL FUND
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SCHEDULE OF INVESTMENTS (UNAUDITED) AS OF MARCH 31, 2000

       NUMBER OF                                                      MARKET
           SHARES                                                      VALUE

                   COMMON STOCKS - 92.2%
                   BANKS - 5.6%
           30,000  The Bank of New York Company, Inc.             $1,246,875
           10,000  The Chase Manhattan Corporation                   871,875
                                                                     -------
                                                                   2,118,750

                   BIOTECHNOLOGY - 3.1%
            5,000  ImClone Systems Incorporated *                    384,375
            8,000  Immunex Corporation *                             507,500
            3,000  Incyte Pharmaceuticals, Inc. *                    262,313
                                                                     -------
                                                                   1,154,188

                   CHEMICALS - 2.0%
           22,000  Great Lakes Chemical Corporation                  748,000
                                                                     -------

                   COMMUNICATIONS - 7.7%
           10,000  Cisco Systems, Inc. *                             773,125
           15,000  Motorola, Inc.                                  2,135,625
                                                                   ---------
                                                                   2,908,750

                   COMPUTERS - 4.3%
           30,000  Dell Computer Corporation *                     1,618,125
                                                                   ---------

                   HEALTH CARE - 5.4%
           15,000  Bausch & Lomb Incorporated                        782,813
           18,000  Johnson & Johnson                               1,261,125
                                                                   ---------
                                                                   2,043,938

                   INTERNET - ADVERTISING -  2.5%
           10,000  DoubleClick Inc. *                                936,250
                                                                     -------

                   INTERNET - COMMERCE - 6.3%
            2,500  Commerce One, Inc. *                              373,125
           12,000  Priceline.com Incorporated *                      960,000
            6,000  eBay Inc. *                                     1,056,000
                                                                   ---------
                                                                   2,389,125

                   INTERNET - INFRASTRUCTURE - 5.7%
           13,000  Exodus Communications, Inc.                     1,826,500
            2,000  Network Solutions, Inc. *                         307,406
                                                                     -------
                                                                   2,133,906

                   INTERNET - MEDIA - 5.2%
           20,000  StarMedia Network, Inc. *                         601,250
            8,000  Yahoo! Inc. *                                   1,371,000
                                                                   ---------
                                                                   1,972,250

                   INTERNET -  SOFTWARE - 1.7%
            4,000  Phone.com, Inc. *                                 652,500
                                                                     -------


*Non-income producing security.

LEPERCQ-ISTEL FUND
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SCHEDULE OF INVESTMENTS (UNAUDITED) AS OF MARCH 31, 2000 (CONTINUED)

       NUMBER OF                                                     MARKET
           SHARES                                                     VALUE

                   INTERNET - VENTURE CAPITAL - 3.0%
           10,000  CMGI Inc. *                                    $1,133,125
                                                                  ----------

                   MEDIA - 8.6%
           32,000  CBS Corporation *                               1,812,000
           35,000  The Walt Disney Company                         1,448,125
                                                                   ---------
                                                                   3,260,125

                   OIL & GAS - 4.8%
          125,000  Ocean Energy Inc. *                             1,796,875
                                                                   ---------

                   PHARMACEUTICALS - 3.9%
           25,000  Pharmacia & Upjohn, Inc.                        1,481,250
                                                                   ---------

                   SEMICONDUCTORS - 9.5%
           20,000  Atmel Corporation *                             1,032,500
            4,000  Broadcom Corporation *                            971,500
           12,000  Intel Corporation                               1,583,250
                                                                   ---------
                                                                   3,587,250

                    SOFTWARE - 1.9%
           25,000   Novell, Inc. *                                   715,625
                                                                     -------

                   TELEPHONE - 2.7%
           25,000  Global Crossing Ltd. *                          1,023,437
                                                                   ---------

                   IINTERNATIONAL EQUITIES - 8.3%
           50,000  Ispat International NV                            743,750
           10,000  Nortel Networks Corporation                     1,260,000
            8,000  Siemens AG                                      1,152,076
                                                                   ---------
                                                                   3,155,826

                                       TOTAL COMMON STOCKS        34,829,295
                                                                  ----------

  PRINCIPAL AMOUNT

                   U.S. TREASURY BILLS - 7.8%
       $3,000,000  U.S. Treasury Bill, due 6/22/00                 2,962,200
                                                                   ---------
                                       TOTAL U.S. TREASURY BILLS   2,962,200
                                                                   ---------

                   VARIABLE RATE DEMAND NOTES - 0.3%
          102,817  Sara Lee Corporation                              102,817
                                                                     -------
                                       TOTAL VARIABLE RATE
                                       DEMAND NOTES                  102,817
                                                                     -------

                   Total Investments - 100.3%                     37,894,312
                                                                  ----------

                   Liabilities, less Other Assets - (0.3)%         (117,186)
                                                                   ---------

                   NET ASSETS - 100.0%                           $37,777,126
                                                                 ===========

                   Net Asset Value Per Share                          $25.76
                                                                      ======

                   (Based on 1,466,402.478 shares outstanding)

*Non-income producing security.


LEPERCQ-ISTEL FUND
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TRUSTEES

+Bruno Desforges          CHAIRMAN OF THE BOARD,  LEPERCQ-ISTEL TRUST; MANAGING
                          DIRECTOR,  LEPERCQ, DE NEUFLIZE & CO. INCORPORATED;
                          DIRECTOR AND CHAIRMAN OF THE BOARD, LEPERCQ, DE
                          NEUFLIZE SECURITIES INC.

Stanley A. Deitch         PRINCIPAL, CPI ASSOCIATES, INC., MEMBER, AMERICAN
                          INSTITUTE OF CPA'S.

+Francois Letaconnoux     DIRECTOR,  PRESIDENT AND CHIEF EXECUTIVE OFFICER,
                          LEPERCQ INC., LEPERCQ, DE NEUFLIZE & CO.  INCORPORATED
                          AND LEPERCQ,  DE NEUFLIZE SECURITIES INC.

Jean-Louis Milin          MANAGING DIRECTOR, BANQUE DE NEUFLIZE, SCHLUMBERGER,
                          MALLET, DEMACHY

*Marvin Schiller, Ph.D.   DIRECTOR,  TUTOR TIME LEARNING SYSTEMS,  INC.;
                          GENERAL PARTNER,  REPRISE CAPITAL CORP.

*Franz Skryanz            FINANCIAL CONSULTANT

Marie-Monique Steckel     CONSULTANT;  DIRECTOR,  MICROCARD TECHNOLOGIES INC.;
                          DIRECTOR,  GLOBECAST NORTH AMERICA INC.; DIRECTOR, C&P
                          PRESS, INC.

Dennis Tarzian            PRESIDENT  AND CHIEF  EXECUTIVE  OFFICER,  NEW CENTURY
                          EDUCATION  CORP.; DIRECTOR, NATIONAL REGISTERED
                          AGENTS, INC.

+Jean-Michel Terrein      MANAGING DIRECTOR, LEPERCQ CORPORATION MANAGEMENT LTD.

* MEMBER OF AUDIT, ETHICS AND NOMINATING COMMITTEES

+ INTERESTED TRUSTEE

OFFICERS

Tsering Ngudu                  PRESIDENT
Jerry Getsos                   EXECUTIVE VICE PRESIDENT
Peter Hartnedy                 SECRETARY AND TREASURER

Investment Adviser             LEPERCQ, DE NEUFLIZE & CO. INCORPORATED, NEW YORK

Underwriter & Distributor      LEPERCQ, DE NEUFLIZE SECURITIES INC., NEW YORK

Transfer Agent, Dividend
Paying Agent, Administrator
and Fund Accountant            FIRSTAR MUTUAL FUND SERVICES, LLC, MILWAUKEE

Custodian                      FIRSTAR BANK, N.A., CINCINNATI

Legal Counsel                  BATTLE FOWLER LLP, NEW YORK

Independent Auditors           KPMG LLP, CHICAGO